Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Schedule of accumulated other comprehensive (loss) income

			Changes in
	Cumulative translation	Hedge	fair value of
	adjustment	accounting	financial liabilities	Total
At January 01, 2018	(99,829)	2,576	—	(97,253)
Translation adjustment on foreign investments	(9,959)	—	—	(9,959)
Cash flow hedge accounting	—	(2,192)	—	(2,192)
At December 31, 2018	(109,788)	384	—	(109,404)
Translation adjustment on foreign investments note 3 (Revision)	(21,115)	—	—	(21,115)
Cash flow hedge accounting	—	879	—	879
At December 31, 2019	(130,903)	1,263	—	(129,640)
Translation adjustment on foreign investments	(138,840)	—	—	(138,840)
Cash flow hedge accounting	—	3	—	3
Changes in fair value of financial liabilities that relate to changes in the Company's own credit risk	—	—	(875)	(875)
At December 31, 2020	(269,743)	1,266	(875)	(269,352)
Attributable to NEXA's shareholders				(229,491)
Attributable to non-controlling interests				(39,861)

Schedule of earnings per share information

	2020	2019	2018
Net (loss) income for the year attributable to NEXA's shareholders	(559,247)	(145,135)	77,026
Weighted average number of outstanding common shares - in thousands	132,439	132,622	133,313
Basic and diluted (losses) earnings per share - USD	(4.22)	(1.09)	0.58

Schedule of Summarised financial information of the non-controlling interests

Summarized balance sheet

	NEXA Peru		Pollarix
	2020	2019	2020	2019
Current assets	590,948	725,103	16,902	24,365
Current liabilities	233,710	237,369	12,936	15,058
Current net assets	357,238	487,734	3,966	9,307

Non-current assets	615,290	695,712	56,049	125,335
Non-current liabilities	535,838	602,357	18,773	35,872
Non-current net assets	79,452	93,355	37,276	89,463

Net assets	436,690	581,089	41,242	98,770

Accumulated non-controlling interests	201,964	313,818	41,835	65,846

Summarized income statement

	NEXA Peru		Pollarix
	2020	2019	2020	2019
Net revenues	541,099	745,181	67,793	83,597
Net (loss) income for the year	(138,824)	11,370	25,960	50,350
Other comprehensive (loss) income	(5,575)	—	(11,252)	1,552
Total comprehensive (loss) income for the year	(144,399)	11,370	14,708	51,902

Comprehensive (loss) income attributable to non-controlling interests	(25,087)	(6,918)	(84,999)	1,619
Dividends paid to non-controlling interests	—	30,427	5,332	10,867

Summarized statement of cash flows

	NEXA Peru		Pollarix
	2020	2019	2020	2019
Net cash (used in) provided by operating activities	29,949	43,341	(13,552)	(55,426)
Net cash (used in) provided by investing activities	(47,462)	(111,268)	(1,560)	36,152
Net cash (used in) provided by financing activities	(113,415)	(200,248)	6,147	9,564
Increase in cash and cash equivalents	(130,928)	(268,175)	(8,965)	(9,710)